Schedule of Lease Cost (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Lease
Operating lease cost – straight line	$ 193,690	$ 194,441	$ 802,044	$ 831,262